Leases - Maturity Analysis of Lease Liabilities (Details) $ in Millions	Jun. 30, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis of lease liabilities	$ 241
Less than and including 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis of lease liabilities	56
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis of lease liabilities	101
Five years and more
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis of lease liabilities	$ 84